Shareholders equity (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of changes in share capital

	Number
	of shares	Amount
Balance at January 1, 2020	189,381,388	$5,390.7
At-the-market equity offering	1,054,800	133.7
Exercise of stock options	150,482	9.7
Vesting of restricted share units	42,328	3.7
Dividend reinvestment plan	327,478	42.3
Balance at December 31, 2020	190,956,476	$5,580.1
Exercise of stock options	5,614	$0.5
Vesting of restricted share units	58,457	6.1
Dividend reinvestment plan	313,845	41.8
Balance at December 31, 2021	191,334,392	$5,628.5

Schedule of dividends paid

	2021	2020
Cash dividends	$179.6	$154.9
DRIP dividends	41.8	42.3
	$221.4	$197.2
(d)	Stock-based payments

Schedule of options to purchase common shares that have been granted

	2021			2020
		Weighted			Weighted
		average exercise			average exercise
	Number	price		Number	price
Stock options outstanding, at January 1	745,962	C$	90.08	836,427	C$	80.01
Granted	81,698	C$	168.43	61,594	C$	171.33
Exercised	(5,614)	C$	87.60	(150,482)	C$	67.13
Forfeited	—	C$	—	(1,577)	C$	112.84
Stock options outstanding, at December 31	822,046	C$	97.88	745,962	C$	90.08

Exercisable stock options, at December 31	664,589	C$	83.03	596,402	C$	76.14

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	2021	2020
Risk-free interest rate	1.21%	0.39%
Expected dividend yield	0.91%	0.78%
Expected price volatility of the Company’s common shares	29.1%	28.8%
Expected life of the option	4 years	4 years
Forfeiture rate	0%	0%

Schedule of options to purchase common shares outstanding, exercise prices and weighted average lives to maturity

			Weighted
Exercise	Options	Options	average life
price	outstanding	exercisable	(years)
C$40.87	32,451	32,451	1.94
C$46.17	75,000	75,000	1.63
C$55.58	17,397	17,397	0.95
C$58.67	20,000	20,000	3.64
C$59.52	33,876	33,876	2.95
C$65.76	55,853	55,853	3.95
C$75.45	120,074	120,074	4.94
C$88.76	45,082	45,082	6.64
C$94.57	90,409	90,409	6.95
C$100.10	84,523	84,523	5.94
C$129.32	104,089	69,393	7.95
C$168.43	81,698	—	9.94
C$171.33	61,594	20,531	8.94
	822,046	664,589	5.85
(e)	Restricted share units

Schedule of number of shares outstanding

	2021			2020
	Performance-	Time-based		Performance-	Time-based
	based RSUs	RSUs	Total RSUs	based RSUs	RSUs	Total RSUs
Balance at beginning of year	66,996	35,712	102,708	65,972	43,006	108,978
Granted	38,803	15,840	54,643	22,519	14,546	37,065
Settled	(39,005)	(19,452)	(58,457)	(20,883)	(21,445)	(42,328)
Forfeited	-	-	-	(612)	(395)	(1,007)
Balance at end of year	66,794	32,100	98,894	66,996	35,712	102,708

Schedule of share purchase warrants

	2021	2020
Common shares outstanding	191,334,392	190,956,476
Stock options	822,046	745,962
Restricted Share Units	98,894	102,708
	192,255,332	191,805,146

DSU plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of number of shares outstanding

	2021	2020
Balance at beginning of year	119,025	104,740
Granted	15,416	14,285
Settled	(26,806)	-
Balance at end of year	107,635	119,025